GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended
Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
Gross	$ 15,600
Accumulated Amortization	(567)
Net	15,033
Weighted Average Useful Life	9 years 6 months 7 days
Customer relationships
Finite Lived Intangible Assets [Line Items]
Gross	13,500
Accumulated Amortization	(225)
Net	13,275
Weighted Average Useful Life	9 years 9 months 29 days
Trade name
Finite Lived Intangible Assets [Line Items]
Gross	1,300
Accumulated Amortization	(22)
Net	1,278
Weighted Average Useful Life	9 years 9 months 29 days
Backlog
Finite Lived Intangible Assets [Line Items]
Gross	800
Accumulated Amortization	(320)
Net	$ 480
Weighted Average Useful Life	3 months